Schedule of Operating Right of use Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Lease Right-of-use Assets And Lease Liabilities
Office Lease	$ 836,697	$ 836,697
Less accumulated amortization	(685,078)	(549,375)
Right-of-use, net	151,619	287,322
Operating lease liabilities
Office Lease	153,362	298,560
Less: current portion	153,362	286,378
Long term portion		$ 12,182